Fair Value of Financial Assets and Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities

2. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets that were subject to fair value measurement on a recurring basis as of September 30, 2013 and December 31, 2012 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	FAIR VALUE MEASUREMENTS AS OF SEPTEMBER 30, 2013 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents	$—	$248	$—	$248
Marketable securities	—	6,137	—	6,137

	$—	$6,385	$—	$6,385

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2012 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Marketable securities	$—	$6,382	$—	$6,382

	$—	$6,382	$—	$6,382

The Company measures the fair value of cash equivalents and marketable securities using Level 2 inputs and primarily relies on quoted prices in active markets for similar securities. During the nine months ended September 30, 2013 and year ended December 31, 2012, there were no transfers between Level 1, Level 2 and Level 3.

The amount outstanding under the Company’s loan and security agreement (the “Credit Facility”) is measured at its carrying value in the accompanying balance sheet, though the Company discloses the fair value of this financial instrument. The Company determines the fair value of the amount outstanding under the Credit Facility using an income approach, utilizing a discounted cash flow analysis based on current market interest rates for debt issues with similar remaining years to maturity adjusted for credit risk. The amount outstanding under the Credit Facility was valued using Level 2 inputs as of September 30, 2013. The result of the calculation yielded a fair value that approximates carrying value.

3. Fair Value of Financial Assets and Liabilities

The following tables present information about the Company’s financial assets that were subject to fair value measurement on a recurring basis as of December 31, 2011 and 2012 and indicate the fair value hierarchy of the valuation inputs utilized to determine such fair value:

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2011 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents	$—	$4,800	$—	$4,800
Marketable securities	—	6,382	—	6,382

	$—	$11,182	$—	$11,182

	FAIR VALUE MEASUREMENTS AS OF DECEMBER 31, 2012 USING:
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Cash equivalents	$—	$—	$—	$—
Marketable securities	—	6,382	—	6,382

	$—	$6,382	$—	$6,382

The Company measures the fair value of marketable securities using Level 2 inputs and primarily relies on quoted prices in active markets for similar marketable securities. During the years ended December 31, 2011 and 2012, there were no transfers between Level 1, Level 2 and Level 3.

The amount outstanding under the Company’s loan and security agreement (the “Credit Facility”) is measured at its carrying value in the accompanying balance sheet, though the Company discloses the fair value of this financial instrument. The Company determines the fair value of the amount outstanding under the Credit Facility using an income approach, utilizing a discounted cash flow analysis based on current market interest rates for debt issues with similar remaining years to maturity adjusted for credit risk.